UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income			$ 63,802,000	$ 42,269,000		$ 117,397,000	$ (37,375,000)
Changes in operating assets and liabilities:
Accrued expenses			(20,097,000)	3,468,000		18,712,000	(13,443,000)
Net cash used in operating activities			80,304,000	86,969,000		188,890,000	148,463,000
Cash Flows from Investing Activities
Net cash used in investing activities			(32,372,000)	(114,462,000)		(136,926,000)	(53,484,000)
Cash Flows from Financing Activities:
Payment of offering costs			(4,741,000)			(1,851,000)
Net cash provided by financing activities			(9,912,000)	(12,249,000)		(19,265,000)	(52,002,000)
Cash - beginning of the period			191,529,000	161,309,000		161,309,000	118,228,000
Cash - end of the period	$ 218,371,000	$ 121,476,000	218,371,000	121,476,000	$ 161,309,000	191,529,000	161,309,000
Cik0001812667 Cc Neuberger Principal Holdings Ii
Cash Flows from Operating Activities:
Net income			48,750,107	19,581,652	(41,818,646)	(2,703,894)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
General and administrative expenses paid by Sponsor in exchange for issuance of Class B ordinary shares					5,000
Change in fair value of derivative liabilities	(32,166,000)	6,993,600	(51,252,800)	(20,541,600)	40,117,600	(1,480,800)
Financing costs					1,550,280
Merger expenses paid by sponsor in exchange for working capital loan			560,000	0
Unrealized gain on investments held in Trust Account	(1,081,960)	5,307	(1,288,643)	(134,596)	(291,565)	(324,987)
Changes in operating assets and liabilities:
Prepaid expenses			166,250	172,578	(636,869)	413,827
Accounts payable			(2,379)	21,843	60,325	(405,471)
Accrued expenses			374,748	(90,879)	7,860	(58,620)
Accrued expenses - related party			123,450	120,000	100,000	245,650
Non-current accounts payable and accrued expenses			1,992,183	566,305		3,866,806
Net cash used in operating activities			(577,084)	(304,697)	(906,015)	(447,489)
Cash Flows from Investing Activities
Principal deposited in Trust Account					(828,000,000)
Net cash used in investing activities					(828,000,000)
Cash Flows from Financing Activities:
Proceeds from working capital loan			290,000	0
Repayment of note payable to related parties					(266,737)
Proceeds from private placement					18,560,000
Payment of offering costs					(16,699,462)
Net cash provided by financing activities			290,000	0	829,643,801
Net change in cash			(287,084)	(304,697)	737,786	(447,489)
Cash - beginning of the period			290,297	737,786	0	737,786
Cash - end of the period	$ 3,213	$ 433,089	$ 3,213	$ 433,089	737,786	$ 290,297	$ 737,786
Supplemental disclosure of noncash investing and financing activities:
Prepaid expenses paid in exchange for issuance of Class B ordinary shares to Sponsor					20,000
Offering costs included in accounts payable					364,588
Offering costs included in accrued expenses					85,000
Offering costs paid by Sponsor through note payable					$ 216,737